Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

NOTE 6 SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental disclosures of cash flow information for the years ending December 31, 2011 and 2010 are summarized as follows:

Cash paid during the years ending December 31, 2011 and 2010 for interest and income taxes:

Income Taxes	$--
Interest	$--